ALLIANCE VARIABLE PRODUCTS SERIES FUND ALLIANCEBERNSTEIN SMALL CAP VALUE
PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2002






Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed




ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                               PERCENT OF
COMPANY                                      U.S. $ VALUE      NET ASSETS
-------------------------------------------------------------------------------
Hughes Supply, Inc.                           $ 1,481,700             2.1%
Fidelity National Financial, Inc.               1,436,536             2.0
SEACOR SMIT, Inc.                               1,330,535             1.9
Pulte Homes, Inc.                               1,299,048             1.8
KB HOME                                         1,298,052             1.8
Standard Pacific Corp.                          1,269,896             1.8
PACCAR, Inc.                                    1,251,798             1.8
Crompton Corp.                                  1,226,550             1.7
Mack-Cali Realty Corp.                          1,195,100             1.7
Avalonbay Communities, Inc.                     1,186,180             1.7
                                              $12,975,395            18.3%


1


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                                 U.S. $
Company                                          Shares          Value
-------------------------------------------------------------------------------

COMMON STOCKS-92.3%
FINANCIAL-21.7%
MAJOR REGIONAL BANKS-8.2%
BancorpSouth, Inc.                               28,000         $565,600
Bank of Hawaii Corp.                             34,500          966,000
Hibernia Corp. Cl.A                              56,300        1,114,177
Huntington Bancshares, Inc.                      49,900          969,058
Popular, Inc.                                    12,000          404,160
UnionBanCal Corp.                                23,400        1,096,290
Whitney Holding Corp.                            22,000          676,280
                                                             ------------
                                                               5,791,565

PROPERTY - CASUALTY INSURANCE-2.0%
Fidelity National Financial, Inc.                45,460        1,436,536

REAL ESTATE INVESTMENT TRUST-9.3%
Arden Realty, Inc.                               40,700        1,157,915
Avalonbay Communities, Inc.                      25,400        1,186,180
Duke Realty Investments, Inc.                    36,400        1,053,780
Liberty Property Trust                           25,900          906,500
Mack-Cali Realty Corp.                           34,000        1,195,100
Post Properties, Inc.                            37,100        1,118,936
                                                             ------------
                                                               6,618,411

SAVINGS AND LOAN-2.2%
Commercial Federal Corp.                         22,700          658,300
Washington Federal, Inc.                         36,450          920,727
                                                             ------------
                                                               1,579,027
                                                             ------------
                                                              15,425,539

NON-FINANCIAL-11.7%
BUILDING MATERIALS - CEMENT-1.6%
Texas Industries, Inc.                           35,000        1,102,150

BUILDING MATERIAL - HEAT/PLUMBING/AIR-2.1%
Hughes Supply, Inc.                              33,000        1,481,700

HOME BUILDING-5.2%
Centex Corp.                                     19,600        1,132,684
KB HOME                                          25,200        1,298,052
Pulte Homes, Inc.                                22,600        1,299,048
                                                             ------------
                                                               3,729,784

MISCELLANEOUS BUILDING-2.8%
Harsco Corp.                                     19,600          735,000
Standard Pacific Corp.                           36,200        1,269,896
                                                             ------------
                                                               2,004,896
                                                             ------------
                                                               8,318,530

CAPITAL EQUIPMENT-11.4%
AUTO TRUCKS - PARTS-4.1%
BorgWarner, Inc.                                  5,000          288,800
Eaton Corp.                                       7,000          509,250
Modine Manufacturing Co.                         35,000         $860,300
PACCAR, Inc.                                     28,200        1,251,798
                                                             ------------
                                                               2,910,148

ELECTRICAL EQUIPMENT-1.6%
Cooper Industries, Ltd. Cl.A                     28,000        1,100,400

MACHINERY-4.6%
Kennametal, Inc.                                 30,900        1,130,940
Lincoln Electric Holdings, Inc.                  39,000        1,049,100
Terex Corp. (a)                                  49,500        1,113,255
                                                             ------------
                                                               3,293,295

MISCELLANEOUS CAPITAL GOODS-1.1%
Parker-Hannifin Corp.                            16,000          764,640
                                                             ------------
                                                               8,068,483

UTILITIES-9.4%
ELECTRIC COMPANIES-9.4%
Consolidated Edison, Inc.                         1,600           66,800
Northeast Utilities                              39,900          750,519
NSTAR                                            20,100          900,078
OGE Energy Corp.                                 50,100        1,145,286
PNM Resources, Inc.                              44,200        1,069,640
Puget Energy, Inc.                               55,800        1,152,270
Reliant Resources, Inc. (a)                      53,000          463,750
Sierra Pacific Resources (a)                     41,800          326,040
Wisconsin Energy Corp.                            1,800           45,486
WPS Resources Corp.                              18,500          755,355
                                                             ------------
                                                               6,675,224

TELEPHONE-0.0%
WorldCom, Inc. - WorldCom Group (a) (b)         215,000           19,350
                                                             ------------
                                                               6,694,574

TECHNOLOGY-8.9%
COMMUNICATION - EQUIP. MFRS.-2.9%
Andrew Corp. (a)                                 74,500        1,111,540
Tellabs, Inc. (a)                               157,000          973,400
                                                             ------------
                                                               2,084,940

COMPUTER/INSTRUMENTATION-1.3%
Adaptec, Inc. (a)                               122,100          963,369

MISCELLANEOUS INDUSTRIAL TECHNOLOGY-3.2%
Arrow Electronics, Inc. (a)                      21,000          435,750
Avnet, Inc. (a)                                  22,000          483,780
Solectron Corp. (a)                             107,400          660,510
Tech Data Corp. (a)                              17,500          662,375
                                                             ------------
                                                               2,242,415

SEMICONDUCTORS-1.5%
KEMET Corp. (a)                                  58,700        1,048,382
                                                             ------------
                                                               6,339,106


2


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________




                                              Shares or
                                              Principal
                                               Amount
Company                                          (000)       U.S. $ Value
-------------------------------------------------------------------------------
COMMODITIES-7.8%
CHEMICALS-4.5%
Crompton Corp.                                   96,200       $1,226,550
Cytec Industries, Inc. (a)                       35,500        1,116,120
FMC Corp. (a)                                    27,400          826,658
                                                             ------------
                                                               3,169,328

MISCELLANEOUS METALS-1.6%
Reliance Steel & Aluminum Co.                    37,200        1,134,600

PAPER-1.7%
MeadWestvaco Corp.                               34,660        1,163,190
Temple-Inland, Inc.                                 700           40,502
                                                             ------------
                                                               1,203,692
                                                             ------------
                                                               5,507,620

CONSUMER CYCLICALS-7.1%
AUTOS & AUTO PARTS-3.6%
Dana Corp.                                       27,000          500,310
Genuine Parts Co.                                20,300          707,861
Group 1 Automotive, Inc. (a)                     30,000        1,144,500
Lear Corp. (a)                                    5,000          231,250
                                                             ------------
                                                               2,583,921

MISCELLANEOUS CONSUMER CYCLICALS-1.6%
Brunswick Corp.                                  39,000        1,092,000
TEXTILES/SHOES - APPAREL MFG.-1.9%
Jones Apparel Group, Inc. (a)                    29,700        1,113,750
V. F. Corp.                                       6,500          254,865
                                                             ------------
                                                               1,368,615
                                                             ------------
                                                               5,044,536

ENERGY-5.7%
COAL-1.4%
Peabody Energy Corp.                             37,000        1,047,100

OILS - INTEGRATED DOMESTIC-4.3%
Amerada Hess Corp.                               13,400        1,105,500
Kerr-McGee Corp.                                 15,800          846,090
Valero Energy Corp.                              29,000        1,085,180
                                                             ------------
                                                               3,036,770
                                                             ------------
                                                               4,083,870

CONSUMER STAPLES-3.8%
FOODS-2.8%
Corn Products International, Inc.                32,500       $1,011,400
Smithfield Foods, Inc. (a)                       52,000          964,600
                                                             ------------
                                                               1,976,000

RETAIL STORES - FOOD-1.0%
SUPERVALU, Inc.                                  30,000          735,900
                                                             ------------
                                                               2,711,900

CONSUMER GROWTH-2.9%
ENTERTAINMENT-1.3%
Royal Caribbean Cruises, Ltd.                    47,300          922,350

HOSPITAL SUPPLIES-0.1%
Beckman Coulter, Inc.                             1,600           79,840

PUBLISHING-1.5%
The Readers Digest Association, Inc.             56,500        1,058,245
                                                             ------------
                                                               2,060,435

SERVICES-1.9%
MISCELLANEOUS INDUSTRIAL TRANSPORTATION-1.9%
SEACOR SMIT, Inc. (a)                            28,100        1,330,535

Total Common Stocks
  (cost $65,510,487)                                          65,585,128

SHORT-TERM INVESTMENT-7.6%
TIME DEPOSIT-7.6%
State Street Euro Dollar
  1.25%, 7/01/02
  (cost $5,362,000)                           $   5,362        5,362,000

TOTAL INVESTMENTS-99.9%
  (cost $70,872,487)                                          70,947,128
Other assets less liabilities-0.1%                               100,361

NET ASSETS-100%                                              $71,047,489



(a)  Non-income producing security.
(b) Security exempt from Registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to certain qualified buyers. At June 30, 2002, the aggregate market value of this security amounted to $19,350 or .03% of net assets.
     See Notes to Financial Statements.


3


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $70,872,487)           $70,947,128
  Cash                                                                     894
  Dividends and interest receivable                                    143,650
  Total assets                                                      71,091,672

LIABILITIES
  Advisory fee payable                                                  42,851
  Distribution fee payable                                               1,332
  Total liabilities                                                     44,183
NET ASSETS                                                         $71,047,489

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $     6,012
  Additional paid-in capital                                        69,374,957
  Undistributed net investment income                                  275,899
  Accumulated net realized gain on investments                       1,315,980
  Net unrealized appreciation of investments                            74,641
                                                                   $71,047,489
Class A Shares
  Net assets                                                       $62,921,636
  Shares of capital stock outstanding                                5,325,669
  Net asset value per share                                        $     11.81

Class B Shares
  Net assets                                                       $ 8,125,853
  Shares of capital stock outstanding                                  686,690
  Net asset value per share                                        $     11.83


See Notes to Financial Statements.


4


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $240)                $   504,471
  Interest                                                              26,254
  Total investment income                                              530,725

EXPENSES
  Advisory fee                                                         228,432
  Distribution fee - Class B                                             3,115
  Administrative                                                        34,500
  Custodian                                                             29,322
  Audit and legal                                                       21,720
  Printing                                                               8,507
  Directors' fees                                                        1,810
  Transfer agency                                                          543
  Miscellaneous                                                          3,077
  Total expenses                                                       331,026
  Less: expenses waived and reimbursed (see Note B)                    (84,041)
  Net expenses                                                         246,985
  Net investment income                                                283,740

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                       1,329,583
  Net change in unrealized appreciation/depreciation of
    investments                                                     (1,242,537)
  Net gain on investments                                               87,046
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $   370,786


See Notes to Financial Statements.


5


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                              Six Months Ended   May 1, 2001(a)
                                                June 30, 2002   to December 31,
                                                 (unaudited)          2001
                                              ----------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                           $    283,740    $    106,886
  Net realized gain on investment transactions       1,329,583          41,276
  Net change in unrealized appreciation/
    depreciation of investments                     (1,242,537)      1,317,178
  Net increase in net assets from operations           370,786       1,465,340

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income
    Class A                                           (104,340)             -0-
    Class B                                            (10,387)             -0-
  Net realized gain on investments
    Class A                                            (49,686)             -0-
    Class B                                             (5,193)             -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                      49,424,262      19,956,707
  Total increase                                    49,625,442      21,422,047

NET ASSETS
  Beginning of period                               21,422,047              -0-
  End of period (including undistributed
    net investment income of $275,899 and
    $106,886, respectively)                       $ 71,047,489    $ 21,422,047


(a)  Commencement of operations.
     See Notes to Financial Statements.


6


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
The AllianceBernstein Small Cap Value Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term growth of capital. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio commenced operations on May 1, 2001. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class


7


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively.

Effective May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% and 1.45% of the average daily net assets for Class A and Class B shares, respectively. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002 the Adviser waived fees in the amount of $34,500 and reimbursed additional expenses in the amount of $49,541.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2002, amounted to $95,516, of which $53,128 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $543 for the six months ended June 30, 2002.


NOTE C: Distribution Plan
The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


8


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations                                        $51,150,563
U.S. government and agencies                                                -0-

Sales:
Stocks and debt obligations                                        $ 6,995,372
U.S. government and agencies                                                -0-


At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                      $ 3,826,750
Gross unrealized depreciation                                       (3,752,109)
Net unrealized appreciation                                        $    74,641

1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writ-


9


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

ing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2002.


NOTE E: Distributions to Shareholders
As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                      $  155,041
Undistributed long-term capital gains                                   3,571
Accumulated earnings                                                  158,612
Unrealized appreciation/(depreciation)                              1,304,663(a)
Total accumulated earnings/(deficit)                               $1,463,275


(a) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital adjustments from real estate investment trusts.


NOTE F: Capital Stock
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                 SHARES                      AMOUNT
                  ------------------------------    ---------------------------
                      Six Months                   Six Months
                        Ended      May 2, 2001(a)      Ended     May 2, 2001(a)
                    June 30, 2002 to December 31  June 30, 2002  to December 31
                     (unaudited)        2001       (unaudited)         2001
                  ---------------  --------------  -------------  -------------
Class A
Shares sold            3,782,755     2,280,632    $ 45,517,399     $23,617,224
Shares issued in
  reinvestment
  of dividends
  and distributions       12,954            -0-        154,025              -0-
Shares redeemed         (355,695)     (394,977)     (4,301,914)     (3,986,904)
Net increase           3,440,014     1,885,655    $ 41,369,510     $19,630,320)


                    Six Months                      Six Months
                       Ended       May 1, 2001(b)      Ended      May 1, 2001(b)
                  June 30, 2002    to December 31  June 30, 2002  to December 31
                     (unaudited)        2001        (unaudited)        2001
                  ---------------  --------------  -------------  -------------
Class B
Shares sold              881,250        33,145     $10,830,812        $350,796
Shares issued in
  reinvestment of
  dividends and
  distributions            1,307            -0-         15,580              -0-
Shares redeemed         (226,740)       (2,272)     (2,791,640)        (24,409)
Net increase             655,817        30,873     $ 8,054,752        $326,387


NOTE G: Concentration of Risk
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government


(a)  Commencement of distribution.
(b)  Commencement of operations.


10


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE H:Bank Borrowing
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.


11


ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                   CLASS A
                                      -------------------------------
                                         Six Months       May 2,
                                           Ended        2001(a) to
                                       June 30, 2002   December 31,
                                        (unaudited)       2001
                                      --------------   -----------

Net asset value, beginning of period          $11.18       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .07          .14
Net realized and unrealized gain
  on investment transactions                     .59          .04
Net increase in net asset value
  from operations                                .66         1.18

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)          -0-
Distributions from net realized gains           (.01)          -0-
Total dividends and distributions               (.03)          -0-
Net asset value, end of period                $11.81       $11.18

TOTAL RETURN
Total investment return based on
  net asset value (d)                           5.91%       11.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $62,921     $ 21,076
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements (e)                          1.06%         .95%
  Expenses, before waivers and
    reimbursements (e)                          1.44%        2.65%
  Net investment income (c)(e)                  1.25%        1.99%
Portfolio turnover rate                           16%          12%


See footnote summary on page 13.


12


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                     CLASS B
                                           --------------------------
                                             Six Months      May 1,
                                               Ended      2001(f) to
                                           June 30, 2002  December 31,
                                            (unaudited)      2001
                                          --------------  -----------
Net asset value, beginning of period          $11.20       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                     .05          .11
Net realized and unrealized gain on
  investment transactions                        .61         1.09
Net increase in net asset value
  from operations                                .66         1.20

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)          -0-
Distributions from net realized gains           (.01)          -0-
Total dividends and distributions               (.03)          -0-
Net asset value, end of period                $11.83       $11.20

TOTAL RETURN
Total investment return based on
  net asset value (d)                           5.89%       12.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $8,126         $346
Ratio to average net assets of:
  Expenses, net of waivers
    and reimbursements (e)                      1.38%        1.20%
  Expenses, before waivers
    and reimbursements (e)                      1.64%        3.17%
  Net investment income (c)(e)                  1.02%        2.17%
Portfolio turnover rate                           16%          12%


(a)  Commencement of distribution.
(b)  Based on average shares outstanding.
(c)  Net of expenses reimbursed or waived by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
(e)  Annualized.
(f)  Commencement of operations.


13


ALLIANCEBERNSTEIN
SMALL CAP VALUE PORTFOLIO                Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


14